K&L GATES

Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

September 5, 2007

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:           Brazos Mutual Funds
  File Nos. 333-14943 and 811-7881

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectuses and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 20 ("PEA No. 20") to its Registration Statement on Form N-1A and that PEA No. 20 was filed electronically.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9422.

Very truly yours,

/s/ Arun Murthy

Arun Murthy

cc:           James McCain
  Brazos Mutual Funds